Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Amortization for the year	$ 1,738	$ 1,723	$ 2,213
Carrying Amount [Abstract]
Carrying amount	6,617	7,876
Technology [Member]
Carrying Amount [Abstract]
Carrying amount	3,280	4,385
Software [Member]
Carrying Amount [Abstract]
Carrying amount	431	414
Others
Carrying Amount [Abstract]
Carrying amount	2,906	3,077
Accumulated depreciation and amortisation [member]
IFRS Statement [Line Items]
Opening Balance	(14,245)	(12,552)
Amortization for the year	(1,738)	(1,723)
Transfer from other current assets		0
Disposals	332	0
Effect of exchange rate changes	(10)	(30)
Ending Balance	(15,641)	(14,245)	(12,552)
Accumulated depreciation and amortisation [member] | Technology [Member]
IFRS Statement [Line Items]
Opening Balance	(8,786)	(7,681)
Amortization for the year	(1,105)	(1,105)
Transfer from other current assets		0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	(9,891)	(8,786)	(7,681)
Accumulated depreciation and amortisation [member] | Software [Member]
IFRS Statement [Line Items]
Opening Balance	(5,092)	(4,615)
Amortization for the year	(452)	(464)
Transfer from other current assets		0
Disposals	332	0
Effect of exchange rate changes	(21)	(13)
Ending Balance	(5,233)	(5,092)	(4,615)
Accumulated depreciation and amortisation [member] | Others
IFRS Statement [Line Items]
Opening Balance	(367)	(256)
Amortization for the year	(181)	(154)
Transfer from other current assets		0
Disposals	0	0
Effect of exchange rate changes	31	43
Ending Balance	(517)	(367)	(256)
Gross carrying amount [member]
IFRS Statement [Line Items]
Opening Balance	22,121	21,302
Acquisitions through business combinations		704
Additions	468	87
Transfer from other current assets		21
Disposals	(332)	0
Effect of exchange rate changes	1	7
Ending Balance	22,258	22,121	21,302
Gross carrying amount [member] | Technology [Member]
IFRS Statement [Line Items]
Opening Balance	13,171	13,171
Acquisitions through business combinations		0
Additions	0	0
Transfer from other current assets		0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	13,171	13,171	13,171
Gross carrying amount [member] | Software [Member]
IFRS Statement [Line Items]
Opening Balance	5,506	5,342
Acquisitions through business combinations		41
Additions	468	87
Transfer from other current assets		21
Disposals	(332)	0
Effect of exchange rate changes	22	15
Ending Balance	5,664	5,506	5,342
Gross carrying amount [member] | Others
IFRS Statement [Line Items]
Opening Balance	3,444	2,789
Acquisitions through business combinations		663
Additions	0	0
Transfer from other current assets		0
Disposals	0	0
Effect of exchange rate changes	(21)	(8)
Ending Balance	$ 3,423	$ 3,444	$ 2,789